As filed with the Securities and Exchange Commission on June 10, 2022

Securities Act File No. 333-239127

Investment Company Act File No. 811-23577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [ 10 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. [ 12 ]

(Check appropriate box or boxes)

2nd Vote Funds

(Exact Name of Registrant as Specified in Charter)

462 Sandcastle Rd.

Franklin, TN 37069

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (615) 240-7500

Corporation Service Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies to:

Jane A. Kanter

2nd Vote Advisers, LLC

462 Sandcastle Rd.
Franklin, TN 37069

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 15, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of the 2VA Shareholders First ETF

Explanatory Note

Post-Effective Amendment No. 8 (the “Amendment”) to the Registration Statement of 2nd Vote Funds was filed pursuant to Rule 485(a) under the Securities Act of 1933 on March 25, 2022 to register shares of 2VA Shareholders First ETF. Pursuant to Rule 485(a), the Amendment would have become effective on June 8, 2022. Post-Effective Amendment No. 9 was filed on June 8, 2022 pursuant to Rule 485(b)(1)(iii) for the purpose of instead designating June 10, 2022 as the new date upon which the Amendment would become effective. This Post-Effective Amendment No. 10 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of instead designating June 15, 2022 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No.10 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Franklin, State of Tennessee on this 10th day of June, 2022.

2nd Vote Funds

By:	/s/ Daniel Grant*
Daniel Grant
President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel Grant*	President and Chief Executive Officer	June 10, 2022
Daniel Grant	(Principal Executive Officer), Trustee

/s/ Troy M. Statczar*
Troy M. Statczar	Principal Financial Officer and Treasurer	June 10, 2022

/s/ John Phebus*
John Phebus	Trustee	June 10, 2022

/s/ David L. Dunavant*
David L. Dunavant	Trustee	June 10, 2022

/s/ Peter W. Hastings*
Peter W. Hastings	Trustee	June 10, 2022

*/s/ J. Stephen King, Jr.
J. Stephen King, Jr.
Attorney-In-Fact, pursuant to power of attorney